Application of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers_The Impact On Other Comprehensive Income As Of The Initial Application Date(Details) - KRW (₩)
₩ in Millions
		Jan. 01, 2018	Dec. 31, 2018
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		₩ 537,668
Increase Decrease In Other Comprehensive Income First Application Of IFRS 9 [Abstract]
Accumulated Other Comprehensive Income Opening Balance Immediately After Initial Application Of IFRS 9	[1]		₩ 188,192
Financial Liabilities Designated At Fair Value Through Profit Or Loss Which Impact On Other Comprehensive Income At Date Of Initial Application Of IFRS 9
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		0
Increase Decrease In Other Comprehensive Income First Application Of IFRS 9 [Abstract]
Valuation loss from own credit risk of financial liabilities designated at fair value through profit or loss		(14,397)
Tax effect		3,959
Accumulated Other Comprehensive Income Opening Balance Immediately After Initial Application Of IFRS 9		(10,438)
Financial Assets And Others Which Impact On Other Comprehensive Income At Date Of Initial Application Of IFRS 9
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		537,668
Increase Decrease In Other Comprehensive Income First Application Of IFRS 9 [Abstract]
Change of classification/subsequent measurement category: available for sale to financial assets at amortized cost		4,295
Change of classification/subsequent measurement category: available for sale to financial assets at fair value through profit or loss		145,670
Reclassification of valuation gain or loss of derivatives from equity securities at other comprehensive income		5,854
Recognition of expected credit losses on debt securities at other comprehensive income		4,433
Reversal of impairment on equity securities at other comprehensive income		(617,004)
Changes in other comprehensive income of associates and joint ventures		(3,611)
Application of overlay approach		(10,903)
Adjustment of shares between contracting party		3,809
Others		391
Tax effect		128,028
Accumulated Other Comprehensive Income Opening Balance Immediately After Initial Application Of IFRS 9		₩ 198,630

[1]	Prepared in accordance with IFRS 9